UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2001

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Kilkenny Capital Management, LLC
Address:	One Financial Place, Suite 1021
		Chicago, IL  60605

Form 13F File Number:	28-06279

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Christopher Wood
Title:	Director of Operations
Phone:	(312) 663-3395

Signature, Place and Date of Signing:

	/s/ Christopher Wood		Chicago, IL		February 19, 2002
	[Signature]				[City, State]		[Date]

Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		27

Form 13F Information Table Value Total:		86784


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
<Page


NAME OF ISSUER			TITLE OF	CUSIP		VALUE			SHARES	INV.		OTHER	VOTING AUTH
					CLASS				X1000					DISC		MGR	SOLE SHR NONE

[DATA]
ALEXION PHARMACEUTICALS INC     COM       15351109      5538                 226600   SH          SOLE
AMYLIN PHARMACEUTICALS INC      COM       32346108       469                  51300   SH          SOLE
ARADIGM CORP                    COM       38505103      2562                 360800   SH          SOLE
BARR LABS INC                   COM       68306109      4512                  56849   SH          SOLE
BIO TECHNOLOGY GEN CORP         COM       90578105      6950                 844500   SH          SOLE
BIOCRYST PHARMACEUTICALS        COM      09058V103       107                  26900   SH          SOLE
BIOGEN INC                      COM       90597105      2868                  50000   SH          SOLE
BOSTON SCIENTIFIC CORP          COM      101137107      3015                 125000   SH          SOLE
CELL GENESYS INC                COM      150921104      3330                 143300   SH          SOLE
CONNETICS CORP                  COM      208192104      2459                 206600   SH          SOLE
COR THERAPEUTICS INC            COM      217753102      1582                  66100   SH          SOLE
CORVAS INTL INC                 COM      221005101       827                 126300   SH          SOLE
CURIS INC                       COM      231269101      2972                 529730   SH          SOLE
ICN PHARMACEUTICALS INC NEW     COM      448924100      9403                 280700   SH          SOLE
ILEX ONCOLOGY INC               COM      451923106      5503                 203500   SH          SOLE
INTERNEURON PHARMACEUTICALS     COM      460573108      1457                 131400   SH          SOLE
JOHNSON & JOHNSON               COM      478160104      1406                  23784   SH          SOLE
LIFECELL CORP                   COM      531927101       144                  63500   SH          SOLE
MATRIX PHARMACEUTICAL INC       COM      576844104       120                  76200   SH          SOLE
NAPRO BIOTHERAPUTICS INC        COM      630795102      5234                 459100   SH          SOLE
NORTHFIELD LABS INC             COM      666135108       961                 112000   SH          SOLE
NOVOSTE CORP                    COM      67010C100       636                  72800   SH          SOLE
ORTEC INTL INC                  COM      68749B108        96                  16500   SH          SOLE
PFIZER INC                      COM      717081103      5547                 139200   SH          SOLE
SANGSTAT MED CORP               COM      801003104      8013                 408000   SH          SOLE
TRIANGLE PHARMACEUTICALS INC    COM      89589H104      3075                 766900   SH          SOLE
UNITED THERAPEUTICS CORP DEL    COM      91307C102      7998                 768300   SH          SOLE




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